Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information about Trade and Other Payables

in CHF thousands	2022	2021
Trade payables	997	4,862
Social security	1,146	1,672
Value added tax	—	855
Balance at December 31	2,143	7,389
Trade payables are denominated in the following currencies:

in CHF thousands	2022	2021
CHF	790	1,464
EUR	104	3,250
USD	103	118
GBP	—	29
Balance at December 31	997	4,862